Long-term debt (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Jun. 30, 2014
Long-term debt by maturities
Long-term debt	SFr 182,655	SFr 175,678	SFr 177,898	SFr 143,827
Structured notes
Long-term debt by maturities
Long-term debt	50,602	50,929	50,469	41,739
Structured notes | Equity
Long-term debt by maturities
Long-term debt	34,150	35,041	35,309	29,855
Structured notes | Fixed income
Long-term debt by maturities
Long-term debt	8,958	8,605	8,321	6,080
Structured notes | Credit
Long-term debt by maturities
Long-term debt	4,965	4,897	5,244	4,778
Structured notes | Other
Long-term debt by maturities
Long-term debt	2,529	SFr 2,386	1,595	SFr 1,026
Group parent company
Long-term debt by maturities
Long-term debt	4,624		4,930
Bank
Long-term debt by maturities
Long-term debt	SFr 177,429		SFr 172,947